Organization and Nature of Operations (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares	Dec. 25, 2021	Apr. 28, 2021 USD ($) $ / shares shares	Apr. 28, 2021 HKD ($) shares	Dec. 31, 2022 $ / shares	Apr. 28, 2021 HKD ($) $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Owns interests in its subsidiaries						100.00%
Authorized share capital				$ 50,000			$ 50,000
Aggregate shares				5,000,000	5,000,000
Par value | $ / shares							$ 0.01
Aggregate amount				$ 50,000	$ 50,000
Unissued shares				5,000,000			5,000,000
Share Issuance, description			(a) 1,000,000,000 Class A Ordinary Shares with a nominal or par value of US$0.00004 each and (b) 250,000,000 Class B Ordinary Shares with a nominal or par value of US$0.00004, each in accordance with section 13 of the Cayman Islands Companies Act.
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares price per share (in Dollars per share) | $ / shares		$ 0.00004
HONG KONG
Organization and Nature of Operations (Details) [Line Items]
Aggregate shares				5,000,000	5,000,000
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares				5,400,000	5,400,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.00004
Par value | $ / shares				$ 0.0001
Aggregate amount | $		$ 50,000
Divided shares				400,000,000			400,000,000
Per share (in Dollars per share) | $ / shares				$ 0.0001
Issuance ordinary shares				5,400,000			5,400,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares				100,000,000	100,000,000
Ordinary shares par value (in Dollars per share) | $ / shares						$ 0.00004
Par value | (per share)				$ 0.0001			$ 0.01
Per share (in Dollars per share) | $ / shares				$ 0.0001
Ordinary shares				100,000,000			100,000,000
Issuance ordinary shares				3,600,000			3,600,000
Subsequent Event [Member]
Organization and Nature of Operations (Details) [Line Items]
Net proceeds (in Dollars) | $	$ 14,098,140
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares	4,000,000
Ordinary shares par value (in Dollars per share) | $ / shares	$ 4
Gross proceeds (in Dollars) | $	$ 16,000,000
Subsequent Event [Member] | Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares	600,000
Share Capital of Lichen [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares				400,000,000	400,000,000
Share Capital of Lichen [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares				3,600,000	3,600,000
Par value | $ / shares				$ 0.0001